UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
1/31/17 (Unaudited)

COMMON STOCKS (94.5%)(a)
	Shares	Value

Aerospace and defense (2.2%)

L3 Technologies, Inc.	21,086	$3,346,137

Northrop Grumman Corp.	30,600	7,009,848

		10,355,985
Banks (14.5%)

Bank of America Corp.	645,400	14,611,856

BankUnited, Inc.	80,254	3,065,703

Capital Bank Financial Corp. Class A	61,300	2,415,220

First Republic Bank	134,700	12,706,251

KeyCorp	535,800	9,628,326

Old National Bancorp	187,000	3,319,250

PacWest Bancorp	225,400	12,487,160

Popular, Inc. (Puerto Rico)	48,900	2,172,627

Regions Financial Corp.	495,900	7,145,919

		67,552,312
Building products (1.3%)

Johnson Controls International PLC	142,049	6,247,315

		6,247,315
Capital markets (2.0%)

E*Trade Financial Corp.(NON)	247,900	9,283,855

		9,283,855
Chemicals (3.4%)

CF Industries Holdings, Inc.(S)	50,700	1,789,203

Dow Chemical Co. (The)	84,417	5,033,784

Olin Corp.	167,400	4,387,554

W.R. Grace & Co.	69,200	4,798,328

		16,008,869
Communications equipment (1.4%)

Harris Corp.	64,700	6,645,337

		6,645,337
Containers and packaging (5.6%)

Ball Corp.	146,700	11,187,342

Graphic Packaging Holding Co.	274,600	3,435,246

Sealed Air Corp.	213,100	10,335,350

Silgan Holdings, Inc.	22,664	1,326,071

		26,284,009
Electric utilities (2.6%)

Edison International	58,300	4,248,904

Exelon Corp.	221,000	7,929,480

		12,178,384
Electrical equipment (2.3%)

AMETEK, Inc.	208,275	10,642,853

		10,642,853
Electronic equipment, instruments, and components (0.5%)

Avnet, Inc.	51,000	2,368,440

		2,368,440
Energy equipment and services (1.9%)

Halliburton Co.	110,500	6,250,985

Weatherford International PLC(NON)(S)	500,400	2,607,084

		8,858,069
Equity real estate investment trusts (REITs) (2.3%)

Equity Residential Trust	63,600	3,864,972

HCP, Inc.	123,300	3,738,456

Host Hotels & Resorts, Inc.(S)	164,200	2,967,094

		10,570,522
Food products (2.1%)

JM Smucker Co. (The)	48,500	6,588,725

Pinnacle Foods, Inc.	58,996	3,137,997

		9,726,722
Health-care equipment and supplies (4.3%)

Becton Dickinson and Co.	26,100	4,627,269

Boston Scientific Corp.(NON)	342,300	8,235,738

C.R. Bard, Inc.	29,900	7,096,167

		19,959,174
Health-care providers and services (0.6%)

Universal Health Services, Inc. Class B	25,200	2,838,276

		2,838,276
Hotels, restaurants, and leisure (2.4%)

Aramark	105,600	3,573,504

Penn National Gaming, Inc.(NON)	261,100	3,597,958

Wynn Resorts, Ltd.	36,900	3,742,767

		10,914,229
Independent power and renewable electricity producers (2.0%)

NRG Energy, Inc.	546,600	9,040,764

		9,040,764
Insurance (6.7%)

American International Group, Inc.	138,300	8,887,158

Assured Guaranty, Ltd.	124,600	4,848,186

Chubb, Ltd.	49,100	6,456,159

Hanover Insurance Group, Inc. (The)	40,300	3,382,782

Hartford Financial Services Group, Inc. (The)	96,634	4,707,042

RLI Corp.(S)	50,775	3,017,051

		31,298,378
IT Services (3.4%)

Computer Sciences Corp.	134,400	8,359,680

Fidelity National Information Services, Inc.	95,300	7,568,726

		15,928,406
Leisure products (0.9%)

Brunswick Corp.	65,900	3,944,774

		3,944,774
Life sciences tools and services (1.8%)

Agilent Technologies, Inc.	173,600	8,501,192

		8,501,192
Machinery (4.1%)

Snap-On, Inc.	87,300	15,847,569

Wabtec Corp.(S)	38,928	3,372,722

		19,220,291
Metals and mining (1.8%)

Cliffs Natural Resources, Inc.(NON)(S)	395,300	3,466,781

Freeport-McMoRan, Inc. (Indonesia)(NON)	137,100	2,282,715

United States Steel Corp.	82,200	2,688,762

		8,438,258
Multi-utilities (1.0%)

Ameren Corp.	83,400	4,391,010

		4,391,010
Oil, gas, and consumable fuels (6.4%)

Anadarko Petroleum Corp.	67,600	4,700,228

Apache Corp.	81,400	4,869,348

EOG Resources, Inc.	133,000	13,510,140

Marathon Oil Corp.	302,000	5,058,500

Range Resources Corp.	45,500	1,471,470

		29,609,686
Personal products (1.9%)

Avon Products, Inc.(NON)	1,087,633	6,384,406

Edgewell Personal Care Co.(NON)	33,200	2,617,488

		9,001,894
Pharmaceuticals (4.6%)

Allergan PLC(NON)	50,700	11,097,723

Mallinckrodt PLC(NON)	165,400	8,059,942

Perrigo Co. PLC	29,900	2,276,885

		21,434,550
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	49,216	2,758,557

		2,758,557
Road and rail (5.3%)

Genesee & Wyoming, Inc. Class A(NON)	115,200	8,681,472

Union Pacific Corp.	151,700	16,168,186

		24,849,658
Specialty retail (1.0%)

TJX Cos., Inc. (The)	62,362	4,672,161

		4,672,161
Technology hardware, storage, and peripherals (1.6%)

Western Digital Corp.	93,700	7,470,701

		7,470,701
Textiles, apparel, and luxury goods (1.5%)

Hanesbrands, Inc.	298,800	7,084,548

		7,084,548
Thrifts and mortgage finance (0.5%)

Meta Financial Group, Inc.	24,800	2,178,680

		2,178,680

Total common stocks (cost $352,639,785)		$440,257,859

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	7,451	$5,897,392

Total convertible preferred stocks (cost $7,628,525)		$5,897,392

SHORT-TERM INVESTMENTS (6.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.94%(AFF)	10,548,700	10,548,700

Putnam Short Term Investment Fund 0.74%(AFF)	20,029,547	20,029,547

Total short-term investments (cost $30,578,247)		$30,578,247

TOTAL INVESTMENTS

Total investments (cost $390,846,557)(b)		$476,733,498

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $466,090,891.
(b)	The aggregate identified cost on a tax basis is $394,952,586, resulting in gross unrealized appreciation and depreciation of $93,410,283 and $11,629,371, respectively, or net unrealized appreciation of $81,780,912.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$25,193,825	$194,373,031	$209,018,156	$112,188	$10,548,700
	Putnam Short Term Investment Fund**	19,532,019	124,105,025	123,607,497	85,262	20,029,547
	Totals	$44,725,844	$318,478,056	$332,625,653	$197,450	$30,578,247
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $10,548,700, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,231,954.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$26,615,712	$—	$—
Consumer staples	18,728,616	—	—
Energy	38,467,755	—	—
Financials	110,313,225	—	—
Health care	52,733,192	—	—
Industrials	71,316,102	—	—
Information technology	32,412,884	—	—
Materials	50,731,136	—	—
Real estate	13,329,079	—	—
Utilities	25,610,158	—	—
Total common stocks	440,257,859	—	—
Convertible preferred stocks	—	5,897,392	—
Short-term investments	20,029,547	10,548,700	—

Totals by level	$460,287,406	$16,446,092	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017